Performance Management	Apr. 30, 2026
Kensington Hedged Premium Income ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return	[1]
Bar Chart, Year to Date Return	(3.47%)	[1]
Bar Chart, Year to Date Return, Date	Mar. 31, 2026	[1]
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	[1]
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	[1]
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor.	[1]
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The
“Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax
	returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	[1]
Kensington Credit Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF. When the Fund has been in operation for a full calendar year, performance information will be shown here. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623 and on the Fund’s website at https://
www.kensingtonassetmanagement.com/solutions/etfs-kamo/.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF.
Performance Availability Website Address [Text]	https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/
Performance Availability Phone [Text]	866-303-8623
Kensington Hedged Premium Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the
Fund’s total return has varied from year-to-year. Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with those of a broad-based securities market index as well as an index with a similar methodology to the Fund’s strategy. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623 and on the
Fund’s website at https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year-to-year.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with those of a broad-based securities market index as well as an index with a similar methodology to the Fund’s strategy.
Bar Chart [Heading]	Institutional Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter	Q2 2025	7.76%
Worst Quarter	Q1 2025	-2.60%
The Fund’s year-to-date return as of March 31, 2026 was -3.47%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.76%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.60%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/
Performance Availability Phone [Text]	866-303-8623

[1]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.